Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

July 31, 2019

ISY-QTLY-0919
1.9883820.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Argentina - 0.0%
BBVA Banco Frances SA sponsored ADR	356	$4,126
Transportadora de Gas del Sur SA Class B sponsored ADR	388	6,057

TOTAL ARGENTINA		10,183

Australia - 6.5%
AMP Ltd.	16,348	19,886
APA Group unit	6,883	51,842
ASX Ltd.	1,088	65,814
Aurizon Holdings Ltd.	10,944	42,963
Australia & New Zealand Banking Group Ltd.	15,961	303,334
Bendigo & Adelaide Bank Ltd.	2,710	21,214
BlueScope Steel Ltd.	2,964	26,161
Boral Ltd.	6,557	22,980
Brambles Ltd.	8,969	80,227
Coca-Cola Amatil Ltd.	3,124	22,610
Cochlear Ltd.	312	46,878
Coles Group Ltd. (a)	6,478	62,896
Commonwealth Bank of Australia	9,877	554,313
Computershare Ltd.	2,772	29,861
CSL Ltd.	2,554	398,532
DEXUS Property Group unit	6,310	56,436
Fortescue Metals Group Ltd.	7,549	42,502
Goodman Group unit	9,133	92,367
Harvey Norman Holdings Ltd.	2,582	7,732
Insurance Australia Group Ltd.	12,987	76,490
Lendlease Group unit	3,110	30,825
Macquarie Group Ltd.	1,796	157,184
Mirvac Group unit	23,117	50,795
National Australia Bank Ltd.	15,461	301,115
Newcrest Mining Ltd.	4,323	104,337
Orica Ltd.	2,154	32,091
Origin Energy Ltd.	9,556	51,709
Ramsay Health Care Ltd.	786	39,054
SEEK Ltd.	1,855	26,409
SP AusNet	8,211	9,948
Stockland Corp. Ltd. unit	13,115	40,941
Sydney Airport unit	6,138	35,035
Telstra Corp. Ltd.	23,505	63,730
The GPT Group unit	11,034	46,836
Transurban Group unit	14,849	157,377
Wesfarmers Ltd.	6,302	168,768
Westpac Banking Corp.	19,261	377,899
Woodside Petroleum Ltd.	5,209	122,833
WorleyParsons Ltd.	2,041	22,364

TOTAL AUSTRALIA		3,864,288

Austria - 0.1%
Andritz AG	494	17,696
OMV AG	803	40,277
Voestalpine AG	670	17,830

TOTAL AUSTRIA		75,803

Bailiwick of Jersey - 0.3%
Ferguson PLC	1,303	97,673
Polymetal International PLC	1,250	15,128
WPP PLC	7,107	83,716

TOTAL BAILIWICK OF JERSEY		196,517

Belgium - 0.4%
Colruyt NV	318	16,605
KBC Groep NV	1,420	91,613
Solvay SA Class A	418	42,969
Titan Cement International Trading SA (a)	162	3,407
UCB SA	725	56,678
Umicore SA	1,114	34,872

TOTAL BELGIUM		246,144

Bermuda - 0.1%
Alibaba Health Information Technology Ltd. (a)	24,000	21,561
Alibaba Pictures Group Ltd. (a)	100,000	20,207
Beijing Enterprises Water Group Ltd.	32,000	16,843
HengTen Networks Group Ltd. (a)	104,000	1,968
Shangri-La Asia Ltd.	6,000	7,300
Sihuan Pharmaceutical Holdings Group Ltd.	21,000	4,302

TOTAL BERMUDA		72,181

Brazil - 0.8%
Atacadao Distribuicao Comercio e Industria Ltda	2,700	16,562
Banco do Brasil SA	5,000	64,486
Banco Santander SA (Brasil) unit	2,300	25,824
BM&F BOVESPA SA	11,500	127,133
BR Malls Participacoes SA	3,900	15,339
Cielo SA	5,900	11,193
Cosan SA Industria e Comercio	800	10,666
Energisa SA unit	800	10,355
ENGIE Brasil Energia SA	1,350	17,075
Klabin SA unit	4,500	18,913
Localiza Rent A Car SA	3,200	36,894
Lojas Renner SA	4,430	55,091
M. Dias Branco SA	500	5,127
Multiplan Empreendimentos Imobiliarios SA	1,400	10,415
Natura Cosmeticos SA	1,100	17,631
TIM Participacoes SA	4,000	12,808
Ultrapar Participacoes SA	4,500	23,453
Weg SA	4,640	28,961

TOTAL BRAZIL		507,926

Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	1,376	71,886
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,483	152,201
AltaGas Ltd.	1,557	23,842
Bank of Montreal	3,619	270,918
Bank of Nova Scotia	6,920	369,437
BlackBerry Ltd. (a)	2,919	21,299
CAE, Inc.	1,481	39,937
Canadian Imperial Bank of Commerce	2,540	199,824
Canadian National Railway Co.	4,084	386,553
Canadian Tire Ltd. Class A (non-vtg.)	381	41,602
Cenovus Energy, Inc. (Canada)	5,745	53,410
CGI Group, Inc. Class A (sub. vtg.) (a)	1,402	107,907
Empire Co. Ltd. Class A (non-vtg.)	1,128	29,854
Enbridge, Inc.	11,367	379,646
Encana Corp. (Toronto)	8,346	38,132
First Capital Realty, Inc.	1,275	21,108
Fortis, Inc.	2,445	96,370
Franco-Nevada Corp.	1,071	93,078
Gildan Activewear, Inc.	1,166	45,923
Loblaw Companies Ltd.	1,142	59,255
Lundin Mining Corp.	4,248	20,567
Magna International, Inc. Class A (sub. vtg.)	1,824	91,988
Metro, Inc. Class A (sub. vtg.)	1,462	57,182
Nutrien Ltd.	3,429	188,000
Open Text Corp.	1,598	68,155
PrairieSky Royalty Ltd.	1,436	19,237
Rogers Communications, Inc. Class B (non-vtg.)	2,085	108,231
Shopify, Inc. Class A (a)	555	176,370
Sun Life Financial, Inc.	3,430	142,523
Suncor Energy, Inc.	8,936	256,407
Teck Resources Ltd. Class B (sub. vtg.)	2,765	56,565
TELUS Corp.	1,173	42,163
The Toronto-Dominion Bank	10,276	600,692
Vermilion Energy, Inc.	1,024	18,349
West Fraser Timber Co. Ltd.	278	10,867
Wheaton Precious Metals Corp.	2,594	67,808
WSP Global, Inc.	621	35,026

TOTAL CANADA		4,462,312

Cayman Islands - 5.8%
3SBio, Inc. (b)	6,500	10,977
51job, Inc. sponsored ADR (a)	120	9,306
AAC Technology Holdings, Inc.	4,000	21,494
Alibaba Group Holding Ltd. sponsored ADR (a)	7,968	1,379,340
ASM Pacific Technology Ltd.	2,000	23,390
Baozun, Inc. sponsored ADR (a)(c)	208	10,319
Chailease Holding Co. Ltd.	6,262	26,238
China Aoyuan Property Group Ltd.	6,000	8,026
China Conch Venture Holdings Ltd.	9,000	30,970
China First Capital Group Ltd. (a)	14,000	4,278
China Medical System Holdings Ltd.	8,000	7,631
China Mengniu Dairy Co. Ltd.	15,000	60,526
Country Garden Services Holdings Co. Ltd.	6,000	14,447
Dali Foods Group Co. Ltd. (b)	9,500	5,921
ENN Energy Holdings Ltd.	4,300	44,232
Fullshare Holdings Ltd. (a)	42,500	1,514
Geely Automobile Holdings Ltd.	27,000	41,178
Genscript Biotech Corp. (a)	6,000	14,665
Greentown Service Group Co. Ltd.	6,000	5,054
Hutchison China Meditech Ltd. sponsored ADR (a)	493	10,309
Jiayuan International Group Ltd.	3	1
Kingdee International Software Group Co. Ltd.	17,000	16,194
Lee & Man Paper Manufacturing Ltd.	5,000	3,052
Meituan Dianping Class B	5,500	44,474
Pinduoduo, Inc. ADR (c)	1,037	23,094
Shenzhou International Group Holdings Ltd.	4,100	56,550
Shui On Land Ltd.	13,000	2,775
Sino Biopharmaceutical Ltd.	39,500	48,181
SOHO China Ltd.	8,500	2,718
Tencent Holdings Ltd.	32,000	1,490,972
Towngas China Co. Ltd.	4,080	3,107
Vipshop Holdings Ltd. ADR (a)	2,712	20,611
Wuxi Biologics (Cayman), Inc. (a)(b)	3,000	31,882
Yuzhou Properties Co.	8,245	3,874
Zhongsheng Group Holdings Ltd. Class H	3,000	8,338

TOTAL CAYMAN ISLANDS		3,485,638

Chile - 0.2%
Aguas Andinas SA	11,022	6,169
Compania de Petroleos de Chile SA (COPEC)	2,214	20,316
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	706	6,468
Empresas CMPC SA	6,337	14,861
Enersis SA	214,968	35,469
LATAM Airlines Group SA	1,981	18,881
S.A.C.I. Falabella	4,052	25,037

TOTAL CHILE		127,201

China - 1.5%
Air China Ltd. (H Shares)	16,000	15,538
Baic Motor Corp. Ltd. (H Shares) (b)	8,000	5,054
Bank of Shanghai Co. Ltd. (A Shares)	1,690	2,274
BBMG Corp. (H Shares)	13,000	3,782
BYD Co. Ltd. (H Shares)	4,500	28,119
China CITIC Bank Corp. Ltd. (H Shares)	48,000	26,594
China Construction Bank Corp. (H Shares)	538,000	413,039
China Eastern Airlines Corp. Ltd. (H Shares)	10,000	5,494
China Everbright Bank Co. Ltd. (H Shares)	14,000	6,296
China International Marine Containers Group Co. Ltd.	480	717
China Longyuan Power Grid Corp. Ltd. (H Shares)	15,000	9,172
China Merchants Bank Co. Ltd. (H Shares)	22,500	111,463
China Merchants Securities Co. Ltd. (A Shares)	1,000	2,445
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	900	2,678
China Minsheng Banking Corp. Ltd. (H Shares)	38,000	26,175
China Molybdenum Co. Ltd. (H Shares)	24,000	6,826
China Shenhua Energy Co. Ltd. (H Shares)	19,500	38,523
China Vanke Co. Ltd.:
(A Shares)	1,300	5,385
(H Shares)	8,600	32,302
COSCO Shipping Development Co. Ltd. (A Shares)	1,500	579
Greenland Holdings Corp. Ltd. (A Shares)	1,600	1,607
Guangzhou Automobile Group Co. Ltd. (H Shares)	21,200	21,555
Hangzhou Robam Appliances Co. Ltd. (A Shares)	300	1,079
Huadong Medicine Co. Ltd. (A Shares)	480	1,905
Huaneng Renewables Corp. Ltd. (H Shares)	22,000	5,980
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	7,300	7,380
Jiangsu Expressway Co. Ltd. (H Shares)	6,000	8,084
Legend Holdings Corp. (H Shares) (b)	1,500	3,533
NARI Technology Co. Ltd. (A Shares)	700	1,909
Offshore Oil Enginering Co. Ltd. (A Shares)	1,000	780
Poly Developments & Holdings (A Shares)	2,100	4,300
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	11,440
Shanghai International Airport Co. Ltd. (A Shares)	200	2,389
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	4,600	8,846
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)	1,600	1,004
Sichuan Chuantou Energy Co. Ltd. (A Shares)	300	407
Sinopharm Group Co. Ltd. (H Shares)	6,800	25,137
Sinotrans Ltd. (H Shares)	10,000	3,447
Suning.com Co. Ltd. (A Shares)	1,500	2,321
TBEA Co. Ltd. (A Shares)	1,000	1,027
TCL Corp. (A Shares)	2,800	1,377
Tong Ren Tang Technologies Co. Ltd. (H Shares)	4,000	4,780
Tus-Sound Environmental Resources Co. Ltd. (A Shares)	500	754
Wanxiang Qianchao Co. Ltd. (A Shares)	600	506
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	4,818	5,384
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	1,200	690
Zhejiang Expressway Co. Ltd. (H Shares)	8,000	7,744
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	260	874
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	600	1,124
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	1,600	1,428

TOTAL CHINA		881,246

Colombia - 0.0%
Cementos Argos SA	2,150	5,039
Interconexion Electrica SA ESP	2,136	11,588
Inversiones Argos SA	1,445	7,408

TOTAL COLOMBIA		24,035

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	871	19,541
Komercni Banka A/S	480	18,499

TOTAL CZECH REPUBLIC		38,040

Denmark - 1.7%
Christian Hansen Holding A/S	613	53,650
Coloplast A/S Series B	665	77,701
Genmab A/S (a)	364	67,415
H Lundbeck A/S	445	17,244
ISS Holdings A/S	875	24,561
Novo Nordisk A/S Series B	9,681	464,875
Novozymes A/S Series B	1,273	59,123
ORSTED A/S (b)	1,044	95,365
Pandora A/S	578	22,260
Tryg A/S	683	20,877
Vestas Wind Systems A/S	1,094	89,975
William Demant Holding A/S (a)	637	18,824

TOTAL DENMARK		1,011,870

Egypt - 0.1%
Commercial International Bank SAE	5,467	24,279
Commercial International Bank SAE sponsored GDR	2,421	10,410

TOTAL EGYPT		34,689

Finland - 0.5%
Metso Corp.	575	22,221
Neste Oyj	2,421	80,375
Nokian Tyres PLC	701	20,153
Orion Oyj (B Shares)	620	21,283
Stora Enso Oyj (R Shares)	3,310	38,236
UPM-Kymmene Corp.	3,100	83,905
Wartsila Corp.	2,423	30,538

TOTAL FINLAND		296,711

France - 6.2%
Accor SA	1,018	45,415
Air Liquide SA	2,382	329,609
Atos Origin SA	511	41,328
AXA SA	10,726	270,169
BIC SA	123	8,565
Bouygues SA	1,189	42,619
Carrefour SA	3,438	66,241
Casino Guichard Perrachon SA	274	10,131
CNP Assurances	1,033	21,384
Compagnie de St. Gobain	2,786	107,188
Credit Agricole SA	6,229	74,150
Danone SA	3,403	295,152
Eiffage SA	417	41,250
Essilor International SA	1,573	213,572
Eurazeo SA	267	17,926
Gecina SA	250	38,358
Groupe Eurotunnel SA	2,403	34,715
Imerys SA	176	7,372
Ingenico SA	332	31,607
JCDecaux SA	362	10,467
Kering SA	425	220,888
L'Oreal SA	1,400	375,052
Michelin CGDE Series B	958	106,528
Natixis SA	5,304	21,384
Orange SA	11,039	163,625
Schneider Electric SA	3,084	266,075
SR Teleperformance SA	328	68,843
Total SA	13,289	688,771
Valeo SA	1,342	42,191
Wendel SA	171	23,662
Worldline SA (a)(b)	7	502

TOTAL FRANCE		3,684,739

Germany - 6.5%
adidas AG	1,010	323,737
Allianz SE	2,354	546,149
BASF AG	5,155	342,211
Bayerische Motoren Werke AG (BMW)	1,613	119,331
Beiersdorf AG	567	65,905
Commerzbank AG	5,535	37,762
Deutsche Borse AG	1,061	147,291
Deutsche Post AG	5,520	180,325
Deutsche Wohnen AG (Bearer)	2,017	74,174
E.ON AG	12,308	122,573
Fraport AG Frankfurt Airport Services Worldwide	250	20,956
HeidelbergCement Finance AG	872	63,343
Henkel AG & Co. KGaA	611	57,526
Infineon Technologies AG	7,038	130,359
Merck KGaA	760	77,772
Metro Wholesale & Food Specialist AG	1,145	17,745
MTU Aero Engines Holdings AG	293	73,466
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	836	201,563
RWE AG	3,102	83,994
SAP SE	5,495	671,687
Siemens AG	4,291	467,004
Symrise AG	730	67,590
Telefonica Deutschland Holding AG	5,379	13,582

TOTAL GERMANY		3,906,045

Greece - 0.1%
Alpha Bank AE (a)	6,763	13,199
Hellenic Telecommunications Organization SA	1,554	21,400
Motor Oil (HELLAS) Corinth Refineries SA	287	7,117

TOTAL GREECE		41,716

Hong Kong - 2.0%
BOC Hong Kong (Holdings) Ltd.	20,000	76,208
BYD Electronic International Co. Ltd.	3,500	5,466
China Agri-Industries Holdings Ltd.	9,000	2,740
China Everbright International Ltd.	20,962	18,459
China Overseas Land and Investment Ltd.	22,000	74,999
China Resources Pharmaceutical Group Ltd. (b)	13,000	14,138
CLP Holdings Ltd.	9,000	97,854
CSPC Pharmaceutical Group Ltd.	26,000	45,120
Fosun International Ltd.	14,500	18,955
Hang Seng Bank Ltd.	4,300	102,202
Hong Kong & China Gas Co. Ltd.	56,664	125,120
Hong Kong Exchanges and Clearing Ltd.	6,719	225,801
Hysan Development Co. Ltd.	4,000	19,056
Lenovo Group Ltd.	40,000	32,186
MTR Corp. Ltd.	9,179	60,237
PCCW Ltd.	20,000	11,406
Shenzhen Investment Ltd.	12,000	4,303
Sun Hung Kai Properties Ltd.	9,000	145,038
Swire Pacific Ltd. (A Shares)	3,000	34,194
Swire Properties Ltd.	6,400	23,110
Techtronic Industries Co. Ltd.	7,500	55,775

TOTAL HONG KONG		1,192,367

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,329	23,715
OTP Bank PLC	1,213	50,641

TOTAL HUNGARY		74,356

India - 2.7%
Ashok Leyland Ltd.	5,700	5,748
Asian Paints Ltd.	1,684	37,048
Axis Bank Ltd.	10,880	106,044
Bajaj Auto Ltd.	498	18,135
Bharat Petroleum Corp. Ltd.	3,786	18,899
Bharti Airtel Ltd.	9,730	47,525
Britannia Industries Ltd.	270	10,185
Dabur India Ltd.	2,458	15,172
Eicher Motors Ltd.	76	17,943
Glenmark Pharmaceuticals Ltd.	899	5,545
HCL Technologies Ltd.	2,945	44,106
Hero Motocorp Ltd.	239	8,138
Hindalco Industries Ltd.	7,229	19,884
Hindustan Petroleum Corp. Ltd.	2,968	11,403
Hindustan Unilever Ltd.	3,695	92,459
Housing Development Finance Corp. Ltd.	9,188	282,109
Indiabulls Housing Finance Ltd.	1,360	10,497
Infosys Ltd.	19,604	223,448
Lupin Ltd. (a)	1,213	13,450
Mahindra & Mahindra Ltd.	4,439	35,264
Marico Ltd.	2,109	11,208
Nestle India Ltd.	138	23,316
Petronet LNG Ltd.	2,838	9,714
Pidilite Industries Ltd.	562	10,094
Piramal Enterprises Ltd.	432	11,295
Reliance Industries Ltd.	16,024	269,775
Tata Consultancy Services Ltd.	5,061	161,781
Tech Mahindra Ltd.	2,789	25,663
Titan Co. Ltd.	1,725	26,364
UPL Ltd. (a)	4,221	36,349
Wipro Ltd.	7,003	26,874
Yes Bank Ltd.	8,312	10,939

TOTAL INDIA		1,646,374

Indonesia - 0.8%
PT Adaro Energy Tbk	67,600	6,079
PT Astra International Tbk	111,000	55,015
PT Bank Central Asia Tbk	56,200	123,380
PT Bank Mandiri (Persero) Tbk	100,900	56,766
PT Bank Negara Indonesia (Persero) Tbk	41,900	25,119
PT Bank Rakyat Indonesia Tbk	316,500	100,292
PT Indah Kiat Pulp & Paper Tbk	13,000	6,860
PT Indofood CBP Sukses Makmur Tbk	10,800	8,214
PT Indofood Sukses Makmur Tbk	20,800	10,443
PT Jasa Marga Tbk	10,500	4,459
PT Kalbe Farma Tbk	154,400	16,133
PT Pabrik Kertas Tjiwi Kimia Tbk	6,700	5,693
PT Pakuwon Jati Tbk	84,800	4,430
PT Perusahaan Gas Negara Tbk Series B	51,700	7,511
PT Tambang Batubara Bukit Asam Tbk	14,000	2,721
PT Unilever Indonesia Tbk	8,600	26,648
PT United Tractors Tbk	10,500	18,598

TOTAL INDONESIA		478,361

Ireland - 0.6%
CRH PLC	4,355	144,936
DCC PLC (United Kingdom)	524	44,364
Kerry Group PLC Class A	889	103,727
Kingspan Group PLC (Ireland)	830	40,703

TOTAL IRELAND		333,730

Isle of Man - 0.0%
NEPI Rockcastle PLC	2,026	18,224
Israel - 0.2%
Bank Hapoalim BM (Reg.) (a)	6,108	46,426
Bank Leumi le-Israel BM	8,534	62,387
Mizrahi Tefahot Bank Ltd. (a)	680	16,364

TOTAL ISRAEL		125,177

Italy - 0.6%
Assicurazioni Generali SpA	5,957	111,050
Intesa Sanpaolo SpA	83,776	181,702
Snam Rete Gas SpA	11,873	58,344

TOTAL ITALY		351,096

Japan - 14.9%
AEON Co. Ltd.	3,800	65,756
AEON Financial Service Co. Ltd.	800	12,972
Agc, Inc.	1,100	33,693
Ajinomoto Co., Inc.	2,400	43,004
All Nippon Airways Ltd.	600	20,139
Asahi Kasei Corp.	7,100	72,227
Astellas Pharma, Inc.	10,700	151,639
Benesse Holdings, Inc.	400	9,409
Bridgestone Corp.	3,100	116,376
Casio Computer Co. Ltd.	1,000	11,408
Central Japan Railway Co.	800	160,810
Chugai Pharmaceutical Co. Ltd.	1,300	93,011
CyberAgent, Inc.	600	24,075
Dai Nippon Printing Co. Ltd.	1,300	27,267
Daicel Chemical Industries Ltd.	1,300	11,065
Daifuku Co. Ltd.	600	33,146
Daikin Industries Ltd.	1,400	173,764
Daiwa House Industry Co. Ltd.	3,200	90,982
DENSO Corp.	2,400	101,869
East Japan Railway Co.	1,700	155,848
Eisai Co. Ltd.	1,400	75,667
Fast Retailing Co. Ltd.	300	179,947
Fujitsu Ltd.	1,100	85,842
Hino Motors Ltd.	2,000	16,045
Hirose Electric Co. Ltd.	200	21,087
Hitachi Chemical Co. Ltd.	500	13,779
Hitachi Construction Machinery Co. Ltd.	700	16,416
Hitachi High-Technologies Corp.	400	20,406
Hitachi Metals Ltd.	1,000	10,608
Honda Motor Co. Ltd.	9,100	226,413
Hulic Co. Ltd.	1,200	10,347
Idemitsu Kosan Co. Ltd.	10	276
INPEX Corp.	5,500	48,237
Japan Retail Fund Investment Corp.	14	28,157
JFE Holdings, Inc.	2,700	35,697
Kajima Corp.	2,500	32,152
Kaneka Corp.	300	11,210
Kansai Paint Co. Ltd.	900	17,836
Kao Corp.	2,800	204,346
Kawasaki Heavy Industries Ltd.	700	15,230
KDDI Corp.	9,900	258,306
Keio Corp.	600	37,127
Keyence Corp.	500	290,146
Kikkoman Corp.	800	36,370
Kobayashi Pharmaceutical Co. Ltd.	300	21,509
Kobe Steel Ltd.	1,500	9,624
Komatsu Ltd.	5,200	116,274
Konami Holdings Corp.	500	21,215
Konica Minolta, Inc.	2,700	22,375
Kubota Corp.	5,900	91,011
Kuraray Co. Ltd.	1,800	21,288
Kurita Water Industries Ltd.	500	12,722
Kyocera Corp.	1,800	109,705
Kyushu Railway Co.	1,000	28,587
Lawson, Inc.	300	15,029
Marui Group Co. Ltd.	1,100	23,765
Mitsubishi Chemical Holdings Corp.	6,900	48,987
Mitsubishi Electric Corp.	10,200	133,219
Mitsubishi Estate Co. Ltd.	6,700	123,327
Mitsubishi Materials Corp.	700	19,254
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,900	10,147
Mitsui Chemicals, Inc.	1,100	25,154
Mitsui Fudosan Co. Ltd.	5,000	112,871
Mizuho Financial Group, Inc.	133,200	189,054
Murata Manufacturing Co. Ltd.	3,200	146,532
Nabtesco Corp.	600	16,331
Nagoya Railroad Co. Ltd.	1,000	27,622
NEC Corp.	1,400	57,231
NGK Insulators Ltd.	1,600	23,796
NGK Spark Plug Co. Ltd.	800	15,340
Nikon Corp.	2,000	27,003
Nintendo Co. Ltd.	600	220,736
Nippon Express Co. Ltd.	500	28,180
Nippon Prologis REIT, Inc.	11	26,461
Nippon Yusen KK	800	13,328
Nissin Food Holdings Co. Ltd.	400	24,966
Nitori Holdings Co. Ltd.	500	67,699
Nitto Denko Corp.	900	44,325
NKSJ Holdings, Inc.	1,900	78,685
Nomura Real Estate Holdings, Inc.	600	12,227
Nomura Research Institute Ltd.	1,800	32,082
NSK Ltd.	1,800	15,220
NTT DOCOMO, Inc.	7,300	175,035
Obayashi Corp.	3,500	33,149
Odakyu Electric Railway Co. Ltd.	1,600	35,722
OMRON Corp.	1,100	52,334
Ono Pharmaceutical Co. Ltd.	2,300	41,924
Oriental Land Co. Ltd.	1,100	146,006
ORIX Corp.	7,300	104,779
Osaka Gas Co. Ltd.	2,100	38,578
Otsuka Corp.	600	23,853
Panasonic Corp.	12,400	104,559
Park24 Co. Ltd.	600	13,121
Rakuten, Inc.	4,700	47,936
Recruit Holdings Co. Ltd.	6,600	223,492
Resona Holdings, Inc.	11,200	45,659
Santen Pharmaceutical Co. Ltd.	2,100	33,993
Secom Co. Ltd.	1,200	94,045
Sega Sammy Holdings, Inc.	800	10,324
Sekisui Chemical Co. Ltd.	2,100	31,291
Sekisui House Ltd.	3,300	55,484
Seven & i Holdings Co. Ltd.	4,200	143,337
Sharp Corp.	1,000	12,676
Shimadzu Corp.	1,300	31,523
SHIMIZU Corp.	3,200	25,751
Shin-Etsu Chemical Co. Ltd.	2,000	203,632
Shiseido Co. Ltd.	2,300	169,245
Showa Denko K.K.	700	18,779
Sohgo Security Services Co., Ltd.	400	19,487
Sony Corp.	7,100	403,805
Stanley Electric Co. Ltd.	800	19,914
Sumitomo Chemical Co. Ltd.	8,300	37,850
Sumitomo Metal Mining Co. Ltd.	1,300	36,925
Sumitomo Mitsui Trust Holdings, Inc.	1,800	61,521
Sumitomo Rubber Industries Ltd.	800	8,773
Suntory Beverage & Food Ltd.	800	31,878
Sysmex Corp.	1,000	73,021
T&D Holdings, Inc.	3,200	35,936
Taisei Corp.	1,100	37,951
Takeda Pharmaceutical Co. Ltd.	8,400	289,094
Teijin Ltd.	1,100	19,031
Tobu Railway Co. Ltd.	1,100	31,275
Toho Co. Ltd.	600	23,296
Tokyo Electron Ltd.	900	152,435
Tokyo Gas Co. Ltd.	2,200	54,916
Tokyu Corp.	2,700	47,279
Toray Industries, Inc.	8,100	55,724
Toto Ltd.	800	32,033
Toyo Suisan Kaisha Ltd.	500	20,199
Toyoda Gosei Co. Ltd.	300	5,543
Unicharm Corp.	2,200	62,649
USS Co. Ltd.	1,300	25,895
West Japan Railway Co.	900	73,671
Yakult Honsha Co. Ltd.	700	39,700
Yamada Denki Co. Ltd.	4,100	18,128
Yamaha Corp.	800	37,714
Yamaha Motor Co. Ltd.	1,700	29,809
Yaskawa Electric Corp.	1,300	43,019
Yokogawa Electric Corp.	1,400	25,056

TOTAL JAPAN		8,902,742

Korea (South) - 1.4%
AMOREPACIFIC Corp.	146	17,084
AMOREPACIFIC Group, Inc.	141	6,775
BS Financial Group, Inc.	1,284	7,543
CJ CheilJedang Corp.	39	9,331
CJ Corp.	70	5,468
Daelim Industrial Co.	186	16,456
GS Engineering & Construction Corp.	289	8,197
GS Holdings Corp.	231	9,746
Hana Financial Group, Inc.	1,775	51,739
Hankook Tire Co. Ltd.	530	13,757
Hanwha Chemical Corp.	519	8,088
Hyundai Fire & Marine Insurance Co. Ltd.	306	7,186
KB Financial Group, Inc.	2,274	82,751
Korea Gas Corp.	137	4,911
LG Chemical Ltd.	262	73,793
LG Corp.	528	31,366
LG Display Co. Ltd. (a)	1,348	16,311
LG Electronics, Inc.	586	31,956
LG Household & Health Care Ltd.	51	53,776
LG Innotek Co. Ltd.	75	7,053
Lotte Chemical Corp.	98	19,073
Lotte Confectionery Co. Ltd.	112	3,191
Oci Co. Ltd.	94	5,910
S-Oil Corp.	218	17,151
Samsung Card Co. Ltd.	134	4,070
Samsung Fire & Marine Insurance Co. Ltd.	169	37,361
Samsung SDI Co. Ltd.	323	66,986
Shinhan Financial Group Co. Ltd.	2,584	94,256
SK C&C Co. Ltd.	192	35,552
SK Energy Co. Ltd.	304	43,500
SK Telecom Co. Ltd.	115	23,973
Woongjin Coway Co. Ltd.	294	20,681
Yuhan Corp.	78	14,147

TOTAL KOREA (SOUTH)		849,138

Luxembourg - 0.2%
Globant SA (a)	193	20,458
Millicom International Cellular SA (depository receipt)	375	19,283
SES SA (France) (depositary receipt)	2,014	33,353
Tenaris SA	2,667	33,415

TOTAL LUXEMBOURG		106,509

Malaysia - 0.8%
Alliance Bank Malaysia Bhd	4,700	4,181
AMMB Holdings Bhd	8,000	8,183
Axiata Group Bhd	17,086	20,747
Bumiputra-Commerce Holdings Bhd	26,417	32,415
DiGi.com Bhd	18,500	22,361
Fraser & Neave Holdings BHD	700	5,848
Hap Seng Consolidated Bhd	2,200	5,269
Hartalega Holdings Bhd	7,400	8,860
Hong Leong Bank Bhd	3,900	16,937
IHH Healthcare Bhd	14,400	19,938
Malayan Banking Bhd	21,787	45,575
Malaysia Airports Holdings Bhd	4,900	9,925
Maxis Bhd	15,000	20,613
MISC Bhd	4,800	8,374
Nestle (Malaysia) BHD	500	17,994
Petronas Dagangan Bhd	1,200	6,813
PPB Group Bhd	2,600	11,782
Press Metal Bhd	6,500	7,148
Public Bank Bhd	17,800	94,294
RHB Capital Bhd	10,200	13,579
Sime Darby Bhd	13,200	6,981
Sime Darby Property Bhd	12,400	2,928
SP Setia Bhd	7,785	3,685
Telekom Malaysia Bhd	5,800	5,736
Tenaga Nasional Bhd	17,200	57,418
Top Glove Corp. Bhd	7,500	8,230
Westports Holdings Bhd	4,400	4,257
YTL Corp. Bhd	14,080	3,504

TOTAL MALAYSIA		473,575

Mexico - 0.4%
Alfa SA de CV Series A	19,800	17,151
Alsea S.A.B. de CV (a)	2,600	5,301
CEMEX S.A.B. de CV unit	88,000	31,272
Coca-Cola FEMSA S.A.B. de CV unit	3,400	20,893
Embotelladoras Arca S.A.B. de CV	2,100	11,170
Fomento Economico Mexicano S.A.B. de CV unit	10,700	96,985
Gruma S.A.B. de CV Series B	1,015	9,302
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,305	19,813
Grupo Bimbo S.A.B. de CV Series A	10,200	19,427
Industrias Penoles SA de CV	655	6,063
Infraestructura Energetica Nova S.A.B. de CV	2,600	10,041
Kimberly-Clark de Mexico SA de CV Series A	10,200	21,200

TOTAL MEXICO		268,618

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	21,000	33,546
Netherlands - 4.1%
AEGON NV	9,952	49,043
Akzo Nobel NV	1,284	121,458
ASML Holding NV (Netherlands)	2,370	528,093
CNH Industrial NV	5,393	54,769
EXOR NV	592	41,260
ING Groep NV (Certificaten Van Aandelen)	21,889	242,875
Koninklijke Ahold Delhaize NV	6,627	150,519
Koninklijke DSM NV	1,016	125,870
Koninklijke KPN NV	20,559	58,623
Koninklijke Philips Electronics NV	5,209	244,358
NN Group NV	1,797	67,695
QIAGEN NV (Germany) (a)	1,300	49,620
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	787	105,416
Unilever NV	8,116	470,433
Vopak NV	339	16,737
Wolters Kluwer NV	1,570	113,943

TOTAL NETHERLANDS		2,440,712

New Zealand - 0.2%
Auckland International Airport Ltd.	5,379	32,769
Fletcher Building Ltd.	5,555	18,055
Meridian Energy Ltd.	7,778	23,940
Ryman Healthcare Group Ltd.	1,986	16,745

TOTAL NEW ZEALAND		91,509

Norway - 0.6%
Aker Bp ASA	695	19,775
Equinor ASA	5,600	100,470
Marine Harvest ASA	2,506	60,296
Norsk Hydro ASA	7,520	25,578
Orkla ASA	4,167	35,512
Schibsted ASA (B Shares)	480	12,400
Telenor ASA	4,128	83,941

TOTAL NORWAY		337,972

Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	14,110	14,612
Aboitiz Power Corp.	7,400	5,130
Alliance Global Group, Inc.	19,900	6,067
Ayala Land, Inc.	41,200	40,124
Bank of the Philippine Islands (BPI)	4,392	7,732
BDO Unibank, Inc.	10,660	30,615
Globe Telecom, Inc.	165	6,946
JG Summit Holdings, Inc.	15,860	20,229
Manila Electric Co.	1,080	7,718
Metropolitan Bank & Trust Co.	7,822	11,613
SM Investments Corp.	1,310	25,587
SM Prime Holdings, Inc.	56,400	40,274

TOTAL PHILIPPINES		216,647

Poland - 0.3%
Bank Millennium SA (a)	2,898	5,656
Bank Polska Kasa Opieki SA	946	25,176
Bank Zachodni WBK SA	198	16,725
BRE Bank SA (a)	70	6,310
Grupa Lotos SA	454	10,237
Jastrzebska Spolka Weglowa SA	248	2,503
KGHM Polska Miedz SA (Bearer) (a)	773	18,827
NG2 SA	141	5,457
Polish Oil & Gas Co. SA	11,837	17,194
Polski Koncern Naftowy Orlen SA	1,631	40,969
Powszechny Zaklad Ubezpieczen SA	3,387	36,536
Telekomunikacja Polska SA (a)	3,178	5,543

TOTAL POLAND		191,133

Portugal - 0.2%
Energias de Portugal SA	14,790	54,373
Galp Energia SGPS SA Class B	2,730	42,501
Jeronimo Martins SGPS SA	1,537	24,850

TOTAL PORTUGAL		121,724

Qatar - 0.0%
Qatar Telecom (Qtel) Q.S.C. (a)	3,880	7,620
The Commercial Bank of Qatar (a)	9,800	12,920

TOTAL QATAR		20,540

Russia - 0.5%
Inter Rao Ues JSC	174,000	12,224
Lukoil PJSC	2,322	189,934
NOVATEK OAO GDR (Reg. S)	513	107,627
PhosAgro OJSC GDR (Reg. S)	531	6,622
Polyus PJSC	126	12,789

TOTAL RUSSIA		329,196

Saudi Arabia - 0.1%
Banque Saudi Fransi	1,772	19,111
SABIC	2,014	57,673

TOTAL SAUDI ARABIA		76,784

Singapore - 1.2%
Ascendas Real Estate Investment Trust	14,200	31,527
BOC Aviation Ltd. Class A (b)	1,000	8,615
CapitaCommercial Trust (REIT)	16,281	24,318
CapitaLand Ltd.	14,000	36,677
CapitaMall Trust	14,400	27,367
City Developments Ltd.	2,800	19,649
DBS Group Holdings Ltd.	10,100	192,575
Jardine Cycle & Carriage Ltd.	500	12,234
Keppel Corp. Ltd.	9,000	41,587
Oversea-Chinese Banking Corp. Ltd.	17,700	147,365
Singapore Airlines Ltd.	3,200	22,404
Singapore Exchange Ltd.	4,900	28,114
Singapore Press Holdings Ltd.	10,300	16,469
Singapore Telecommunications Ltd.	45,500	109,756
UOL Group Ltd.	2,300	12,224

TOTAL SINGAPORE		730,881

South Africa - 2.6%
Anglo American Platinum Ltd.	259	15,375
Aspen Pharmacare Holdings Ltd.	1,942	12,189
Barclays Africa Group Ltd.	3,958	43,857
Bidcorp Ltd.	1,911	39,973
Bidvest Group Ltd.	1,651	21,142
Clicks Group Ltd.	1,608	22,838
Exxaro Resources Ltd.	1,214	14,077
FirstRand Ltd.	18,391	78,692
Foschini Ltd.	1,160	13,343
Growthpoint Properties Ltd.	16,879	28,010
Investec Ltd.	1,354	7,737
Kumba Iron Ore Ltd.	307	10,104
Liberty Holdings Ltd.	585	4,409
Life Healthcare Group Holdings Ltd.	6,892	10,851
Mr Price Group Ltd.	1,618	19,861
MTN Group Ltd.	9,675	75,768
MultiChoice Group Ltd. (a)	2,424	22,657
Naspers Ltd. Class N	2,463	600,382
Nedbank Group Ltd.	2,110	35,258
Netcare Ltd.	5,994	6,989
Old Mutual Ltd.	27,018	36,160
Old Mutual Ltd.	29	39
Pick 'n Pay Stores Ltd.	1,770	8,172
PSG Group Ltd.	725	11,537
Redefine Properties Ltd.	32,159	19,676
Remgro Ltd.	3,245	40,272
RMB Holdings Ltd.	5,215	27,421
Sanlam Ltd.	9,914	51,313
Sappi Ltd.	2,515	9,120
Sasol Ltd.	3,193	69,044
Shoprite Holdings Ltd.	2,598	27,911
Spar Group Ltd.	932	11,913
Standard Bank Group Ltd.	7,514	93,430
Vodacom Group Ltd.	3,541	28,944
Woolworths Holdings Ltd.	6,103	23,310

TOTAL SOUTH AFRICA		1,541,774

Spain - 2.5%
Amadeus IT Holding SA Class A	2,460	194,329
Banco Bilbao Vizcaya Argentaria SA	37,539	191,138
Banco de Sabadell SA	31,784	27,852
Bankinter SA	3,886	25,243
CaixaBank SA	20,682	51,259
Enagas SA	1,248	27,182
Ferrovial SA	2,707	70,571
Gas Natural SDG SA	1,746	44,262
Iberdrola SA	34,162	324,095
Inditex SA	6,050	181,030
Red Electrica Corporacion SA	2,531	47,719
Repsol SA	8,613	136,609
Telefonica SA	26,070	198,748

TOTAL SPAIN		1,520,037

Sweden - 2.1%
ASSA ABLOY AB (B Shares)	5,557	127,462
Atlas Copco AB:
(A Shares)	3,867	118,877
(B Shares)	2,068	56,681
Boliden AB	1,555	35,418
Electrolux AB (B Shares)	1,218	28,265
Essity AB Class B	3,402	101,413
H&M Hennes & Mauritz AB (B Shares)	4,495	78,371
Husqvarna AB (B Shares)	2,327	20,675
ICA Gruppen AB	541	24,034
Investor AB (B Shares)	2,500	119,187
Kinnevik AB (B Shares)	1,351	34,512
Lundbergfoeretagen AB	480	17,816
Sandvik AB	6,373	98,386
Skandinaviska Enskilda Banken AB (A Shares)	9,166	86,392
Skanska AB (B Shares)	1,881	35,191
SKF AB (B Shares)	2,151	35,378
Svenska Handelsbanken AB (A Shares)	8,644	77,778
Swedbank AB (A Shares)	5,071	69,055
Tele2 AB (B Shares)	2,736	39,208
Telia Co. AB	15,268	68,191

TOTAL SWEDEN		1,272,290

Switzerland - 5.0%
ABB Ltd. (Reg.)	10,399	196,304
Adecco SA (Reg.)	877	48,023
Alcon, Inc. (a)	2,441	142,354
Clariant AG (Reg.)	1,168	21,409
Coca-Cola HBC AG	1,097	37,834
Compagnie Financiere Richemont SA Series A	2,921	250,310
Galenica AG	264	39,206
Givaudan SA	52	138,346
Kuehne & Nagel International AG	287	42,348
Lafargeholcim Ltd. (Reg.)	101	4,971
Lindt & Spruengli AG (participation certificate)	11	81,072
Lonza Group AG	423	145,161
Roche Holding AG (participation certificate)	3,957	1,059,151
SGS SA (Reg.)	30	74,204
Sika AG	711	102,945
Sonova Holding AG Class B	320	73,842
Swiss Re Ltd.	1,713	166,314
Swisscom AG	141	68,405
Zurich Insurance Group Ltd.	836	291,261

TOTAL SWITZERLAND		2,983,460

Taiwan - 3.9%
Acer, Inc.	14,000	8,445
Advantech Co. Ltd.	2,000	16,802
ASE Technology Holding Co. Ltd.	19,000	42,283
AU Optronics Corp.	42,000	11,075
Catcher Technology Co. Ltd.	4,000	29,277
Cathay Financial Holding Co. Ltd.	41,000	53,467
Cheng Shin Rubber Industry Co. Ltd.	9,000	11,623
Chicony Electronics Co. Ltd.	10	25
China Airlines Ltd.	13,000	3,978
China Steel Corp.	64,000	49,178
Chinatrust Financial Holding Co. Ltd.	107,000	69,469
Chunghwa Telecom Co. Ltd.	21,000	72,561
Delta Electronics, Inc.	11,000	53,035
E.SUN Financial Holdings Co. Ltd.	62,473	51,973
EVA Airways Corp.	10,752	5,027
Evergreen Marine Corp. (Taiwan)	11,041	5,074
Far Eastern Textile Ltd.	20,000	18,899
Far EasTone Telecommunications Co. Ltd.	9,000	20,634
First Financial Holding Co. Ltd.	53,330	39,994
Fubon Financial Holding Co. Ltd.	36,000	49,709
Giant Manufacturing Co. Ltd.	2,000	15,248
HIWIN Technologies Corp.	1,064	9,425
Hotai Motor Co. Ltd.	2,000	28,750
Hua Nan Financial Holdings Co. Ltd.	40,000	28,115
Innolux Corp.	43,000	9,930
Inventec Corp.	12,000	8,914
Lite-On Technology Corp.	14,000	19,794
MediaTek, Inc.	9,000	89,912
Nan Ya Plastics Corp.	29,000	66,140
President Chain Store Corp.	3,000	28,816
Quanta Computer, Inc.	16,000	29,370
Ruentex Development Co. Ltd.	2,400	3,179
Sinopac Holdings Co.	59,720	23,659
Standard Foods Corp.	2,040	3,927
Taishin Financial Holdings Co. Ltd.	50,688	23,692
Taiwan Business Bank	19,747	8,462
Taiwan High Speed Rail Corp.	10,000	13,313
Taiwan Mobile Co. Ltd.	10,000	34,961
Taiwan Semiconductor Manufacturing Co. Ltd.	138,000	1,133,414
Tatung Co. Ltd. (a)	9,000	5,782
Unified-President Enterprises Corp.	28,000	72,390
United Microelectronics Corp.	64,000	28,382
Wistron Corp.	14,264	10,584
Yuanta Financial Holding Co. Ltd.	54,000	30,218

TOTAL TAIWAN		2,338,905

Thailand - 1.0%
Advanced Info Service PCL (For. Reg.)	6,400	44,190
Airports of Thailand PCL (For. Reg.)	22,900	53,379
Bangkok Dusit Medical Services PCL (For. Reg.)	58,900	47,670
Banpu PCL (For. Reg.)	33,000	15,243
BTS Group Holdings PCL	30,833	12,361
Bumrungrad Hospital PCL (For. Reg.)	2,100	11,598
C.P. ALL PCL (For. Reg.)	30,500	85,585
Central Pattana PCL (For. Reg.)	12,100	28,704
Electricity Generating PCL (For. Reg.)	1,400	14,941
Energy Absolute PCL	8,100	13,663
Glow Energy PCL (For. Reg.)	2,600	7,538
Home Product Center PCL (For. Reg.)	28,500	15,888
Indorama Ventures PCL (For. Reg.)	10,800	14,311
IRPC PCL (For. Reg.)	51,600	8,008
Kasikornbank PCL	3,300	18,427
Kasikornbank PCL (For. Reg.)	8,200	45,920
Land & House PCL (For. Reg.)	46,000	16,819
Minor International PCL:
warrants 9/30/21 (a)	530	94
(For. Reg.)	18,900	24,598
Muangthai Leasing PCL	3,300	6,452
PTT Global Chemical PCL (For. Reg.)	13,200	25,787
Siam Cement PCL (For. Reg.)	4,200	59,015
Siam Commercial Bank PCL (For. Reg.)	5,000	22,278
Thai Oil PCL (For. Reg.)	5,400	12,047
TMB PCL (For. Reg.)	49,900	3,061
True Corp. PCL (For. Reg.)	65,800	13,708

TOTAL THAILAND		621,285

Turkey - 0.1%
Arcelik A/S (a)	1,044	3,264
Koc Holding A/S	5,162	17,315
Turk Sise ve Cam Fabrikalari A/S	3,330	2,942
Turkcell Iletisim Hizmet A/S	5,302	12,407

TOTAL TURKEY		35,928

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	15,500	37,978
DP World Ltd.	1,116	17,186
Dubai Islamic Bank Pakistan Ltd. (a)	7,414	10,738
National Bank of Abu Dhabi PJSC	15,751	68,096

TOTAL UNITED ARAB EMIRATES		133,998

United Kingdom - 7.7%
3i Group PLC	5,548	75,060
Associated British Foods PLC	2,010	59,154
Aviva PLC	22,117	108,586
Barratt Developments PLC	5,580	43,782
Berkeley Group Holdings PLC	680	32,069
British Land Co. PLC	4,928	30,444
BT Group PLC	47,574	111,435
Burberry Group PLC	2,198	60,383
Coca-Cola European Partners PLC	1,353	74,794
Compass Group PLC	8,848	223,859
Croda International PLC	763	43,499
easyJet PLC	793	9,297
GlaxoSmithKline PLC	28,010	579,273
Informa PLC	7,133	75,815
InterContinental Hotel Group PLC	912	63,361
Intertek Group PLC	919	63,792
Investec PLC	4,132	23,627
ITV PLC	20,330	27,431
J Sainsbury PLC	9,807	23,402
John Wood Group PLC	3,928	25,365
Johnson Matthey PLC	1,055	41,248
Kingfisher PLC	11,706	31,605
Legal & General Group PLC	33,699	107,289
London Stock Exchange Group PLC	1,750	141,013
Marks & Spencer Group PLC	11,929	29,983
Meggitt PLC	4,115	29,855
Merlin Entertainments PLC (b)	3,420	18,778
Mondi PLC	686	14,889
Mondi PLC	2,001	43,887
National Grid PLC	18,961	194,683
Next PLC	802	59,143
NMC Health PLC	460	13,840
Pearson PLC	4,213	44,613
Prudential PLC	14,521	298,758
Reckitt Benckiser Group PLC	3,957	305,889
RELX PLC (London Stock Exchange)	10,953	260,205
Rentokil Initial PLC	9,824	51,969
RSA Insurance Group PLC	5,572	37,987
Schroders PLC	680	24,585
Scottish & Southern Energy PLC	5,759	76,777
Segro PLC	5,657	52,573
Smith & Nephew PLC	4,953	112,130
Spirax-Sarco Engineering PLC	398	43,537
Standard Chartered PLC (United Kingdom)	15,797	130,018
Standard Life PLC	13,351	48,514
Taylor Wimpey PLC	18,238	35,886
Tesco PLC	54,794	148,421
Unilever PLC	6,181	371,862
Whitbread PLC	748	41,143
WM Morrison Supermarkets PLC	13,294	31,469

TOTAL UNITED KINGDOM		4,596,977

TOTAL COMMON STOCKS
(Cost $57,536,173)		57,422,849

Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.0%
Banco Bradesco SA (PN)	22,364	202,172
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,000	24,513
Companhia Energetica de Minas Gerais (CEMIG) (PN)	5,630	20,860
Itau Unibanco Holding SA	26,850	244,977
Itausa-Investimentos Itau SA (PN)	25,032	81,793
Telefonica Brasil SA	2,600	35,631

TOTAL BRAZIL		609,946

Chile - 0.1%
Embotelladora Andina SA Class B	1,697	5,966
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	662	19,418

TOTAL CHILE		25,384

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	582	34,694
Henkel AG & Co. KGaA	971	100,223
Sartorius AG (non-vtg.)	195	40,021

TOTAL GERMANY		174,938

Korea (South) - 0.0%
AMOREPACIFIC Corp.	122	7,961
CJ Corp. (a)(d)	7	216
LG Chemical Ltd.	50	7,508
LG Household & Health Care Ltd.	11	7,405

TOTAL KOREA (SOUTH)		23,090

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $823,887)		833,358
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.6% 9/12/19(e)
(Cost $99,704)	100,000	99,774
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.43% (f)	972,112	972,306
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	32,957	32,960
TOTAL MONEY MARKET FUNDS
(Cost $1,005,266)		1,005,266
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $59,465,030)		59,361,247
NET OTHER ASSETS (LIABILITIES) - 0.8%		487,168
NET ASSETS - 100%		$59,848,415

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	Sept. 2019	$941,850	$(15,006)	$(15,006)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9	Sept. 2019	461,520	(5,452)	(5,452)
TME S&P/TSX 60 Index Contracts (Canada)	1	Sept. 2019	148,280	(494)	(494)
TOTAL FUTURES CONTRACTS					$(20,952)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,765 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $77,824.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,233
Fidelity Securities Lending Cash Central Fund	63
Total	$36,296

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.